Document And Entity Information	12 Months Ended
Oct. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Clearmind Medicine Inc.
Trading Symbol	CMND
Document Type	20-F/A
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding	607,337
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Annual Report on Form 20-F (“Amendment No. 2”) is being filed by Clearmind Medicine Inc. (the “Registrant”) for the sole purpose of addressing the following items in the Registrant’s Annual Report on Form 20-F for the year ended October 31, 2023, filed with the Securities and Exchange Commission on January 29, 2024, as amended on March 18, 2024 (the “Annual Report” and “Amendment No. 1”, respectively) and to file the exhibits relating thereto: ● To include the certifications pursuant to Securities Exchange Act of 1934 Rule 13a-14(b) and Rule 15d-14(b), signed by each of the Registrant’s principal executive officer and principal financial officer, which were omitted from Amendment No. 1. This Amendment No. 2 consists of: a cover page; this explanatory note; Item 19 (as amended); the signature page; and the amended exhibits referenced in Item 19.Other than as expressly set forth herein, this Amendment No. 2 does not, and does not purport to, amend or restate any other information contained in the Annual Report nor does this Amendment No. 2 reflect any events that have occurred after the Annual Report was filed.
Entity Central Index Key	0001892500
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41557
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	101 – 1220 West 6th Avenue
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6H1A5
Title of 12(b) Security	Common shares, no par
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1197
Business Contact
Document Information Line Items
Entity Address, Address Line One	101 – 1220 West 6th Avenue
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Contact Personnel Name	Dr. Adi Zuloff-Shani
Entity Address, Postal Zip Code	V6H1A5
City Area Code	973
Local Phone Number	536.1016
Contact Personnel Email Address	invest@clearmindmedicine.com